LIABILITY IN RESPECT OF CAPITAL LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum lease payments, First year	$ 556
Minimum lease payments, Second year until fifth year	1,987
Minimum lease payments, Total	2,543
Interest, First year	103
Interest, Second year until fifth year	254
Interest, Total	357
Present value of minimum lease payment, First year	453
Present value of minimum lease payment, Second year until fifth year	1,733
Present value of minimum lease payment, Total	$ 2,186